Classification of Financial Instruments - Schedule of Classification of Each Class of Financial Assets and their Carrying Values (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	£ 1,217	£ 1,515
Investments in listed and unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	125	141
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	333	543
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	16	51
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	661	614
Contract Assets Unbilled [Member]
Disclosure of financial assets [line items]
Financial assets		71
Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	66	83
Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	16	12
Financial assets at fair value [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	24	28
Financial assets at fair value [member] | FVOCI [member] | Investments in listed and unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	24	28
Financial assets at fair value [member] | FVOCI [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Contract Assets Unbilled [Member]
Disclosure of financial assets [line items]
Financial assets		0
Financial assets at fair value [member] | FVOCI [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member]
Disclosure of financial assets [line items]
Financial assets	142	217
Financial assets at fair value [member] | FVTPL [member] | Investments in listed and unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	101	113
Financial assets at fair value [member] | FVTPL [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	11	62
Financial assets at fair value [member] | FVTPL [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	14	30
Financial assets at fair value [member] | FVTPL [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member] | Contract Assets Unbilled [Member]
Disclosure of financial assets [line items]
Financial assets		0
Financial assets at fair value [member] | FVTPL [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	16	12
Financial assets at fair value [member] | Fair value - hedging instrument [member]
Disclosure of financial assets [line items]
Financial assets	2	21
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Investments in listed and unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	2	21
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Contract Assets Unbilled [Member]
Disclosure of financial assets [line items]
Financial assets		0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at amortised cost [member] | Contract Assets Unbilled [Member]
Disclosure of financial assets [line items]
Financial assets		71
Financial assets at amortised cost [member] | Financial assets, class [member]
Disclosure of financial assets [line items]
Financial assets	1,049	1,249
Financial assets at amortised cost [member] | Financial assets, class [member] | Investments in listed and unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at amortised cost [member] | Financial assets, class [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	322	481
Financial assets at amortised cost [member] | Financial assets, class [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at amortised cost [member] | Financial assets, class [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	661	614
Financial assets at amortised cost [member] | Financial assets, class [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	66	83
Financial assets at amortised cost [member] | Financial assets, class [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 0